Financial Instruments - Reconciliation for Recurring Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ 720,687
Balance as of December 31	574,449	$ 720,687
Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of December 31	46,949
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	107,862	107,397
Issuance	230,058
Settlements	(108,149)	(7,000)
(Gains) losses on financial liabilities at FVTPL	(188,860)	7,465
Balance as of December 31	40,911	107,862
Earnout liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of December 31	24,147
Earnout liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0	0
Issuance	134,423
Settlements	0	0
(Gains) losses on financial liabilities at FVTPL	(110,276)	0
Balance as of December 31	24,147	0
Earn-in liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of December 31	13,384
Earn-in liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0	0
Issuance	74,508
Settlements	0	0
(Gains) losses on financial liabilities at FVTPL	(61,124)	0
Balance as of December 31	13,384	0
Warrant liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of December 31	9,418
Warrant liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	0	0
Issuance	21,127
Settlements	0	0
(Gains) losses on financial liabilities at FVTPL	(17,747)	0
Balance as of December 31	3,380	0
Redeemable preferred shares | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	107,862
Balance as of December 31		107,862
Redeemable preferred shares | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance as of January 1	107,862	107,397
Issuance	0
Settlements	(108,149)	(7,000)
(Gains) losses on financial liabilities at FVTPL	287	7,465
Balance as of December 31	$ 0	$ 107,862